Investments in Affiliated Companies (Summarized Combined Financial Information Provided by Equity Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2020	Jan. 29, 2020	Dec. 31, 2019	Dec. 19, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 7,218,744	¥ 5,735,145		¥ 5,703,306
Noncurrent assets	172,795	164,852
Current liabilities	7,815,424	6,240,443
Noncurrent liabilities and noncontrolling interests	61,232	60,469
Percentage of ownership in equity investees					50.00%	44.50%	56.30%
Net income attributable to controlling interests	1,191,375	622,260	¥ 966,550
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	435,910	389,195
Current liabilities	208,306	194,219
Net revenues	414,934	387,678	390,457
Operating income	78,096	58,431	53,920
Net income attributable to controlling interests	¥ 46,914	¥ 34,916	¥ 5,539
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%